T. ROWE PRICE Emerging Markets Local Currency Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 9.50%, 11/12/25 (USD)  860,000 806
Total Angola (Cost
$922
)
806
BAHAMAS 0.4%
Government Bonds 0.4%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 389
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 1,500,000 877
Total Bahamas (Cost
$1,931
)
1,266
BRAZIL 10.5%
Government Bonds 10.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  118,205,000 21,284
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  61,340,000 10,728
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  4,900,000 836
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  10,000,000 1,677
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  6,300,000 1,035
Total Brazil (Cost
$38,664
)
35,560
BULGARIA 0.3%
Government Bonds 0.3%
Republic of Bulgaria, 4.125%, 9/23/29 (EUR)  1,220,000 1,123
Total Bulgaria (Cost
$1,204
)
1,123
CHILE 1.0%
Government Bonds 1.0%
Bonos de la Tesoreria de la Republica , 5.00%, 10/1/28 (1) 410,000,000 379
Bonos de la Tesoreria de la Republica , Inflation-Indexed, 1.90%,
9/1/30  3,118,738,350 3,083
Total Chile (Cost
$4,146
)
3,462
CHINA 5.7%
Corporate Bonds 0.5%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  1,070,000 328
CIFI Holdings Group, 4.45%, 8/17/26 (USD)  700,000 180
Country Garden Holdings, 6.15%, 9/17/25 (USD)  1,380,000 490
Longfor Group Holdings, 3.375%, 4/13/27 (USD)  600,000 446
T. ROWE PRICE Emerging Markets Local Currency Bond Fund

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 6.75%, 7/8/25 (USD)  1,000,000 133
1,577
Government Bonds 5.2%
China Development Bank, Series 1904, 3.68%, 2/26/26  37,900,000 5,545
People's Republic of China, Series INBK, 1.99%, 4/9/25  10,750,000 1,505
People's Republic of China, Series INBK, 3.81%, 9/14/50  13,000,000 2,026
People's Republic of China, Series 1915, 3.13%, 11/21/29  55,600,000 8,063
People's Republic of China, Series 1916, 3.12%, 12/5/26  4,000,000 579
17,718
Total China (Cost
$22,199
)
19,295
COLOMBIA 4.0%
Corporate Bonds 0.3%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 360
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 844
1,204
Government Bonds 3.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  23,289,200,000 3,773
Republic of Colombia, Series B, 7.00%, 3/26/31  12,497,000,000 1,929
Republic of Colombia, Series B, 7.25%, 10/18/34  20,901,300,000 3,042
Republic of Colombia, Series B, 7.50%, 8/26/26  9,799,100,000 1,820
Republic of Colombia, Series G, 7.00%, 3/26/31  10,800,000,000 1,668
12,232
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $198 (USD) (2)(3) † 187
187
Total Colombia (Cost
$22,376
)
13,623
CZECH REPUBLIC 1.4%
Government Bonds 1.4%
Czech Republic, Series 78, 2.50%, 8/25/28  44,410,000 1,520
Czech Republic, Series 103, 2.00%, 10/13/33  107,690,000 3,145
Total Czech Republic (Cost
$5,337
)
4,665
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26 (1) 48,250,000 873
Total Dominican Republic (Cost
$820
)
873

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 1.1%
Government Bonds 1.1%
Arab Republic of Egypt, 3.875%, 2/16/26 (USD)  700,000 510
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 1,300
Arab Republic of Egypt, Series 5YR, 15.90%, 7/2/24  38,000,000 1,879
Total Egypt (Cost
$4,572
)
3,689
HUNGARY 4.6%
Government Bonds 4.6%
Republic of Hungary, Series 25/B, 5.50%, 6/24/25  2,504,120,000 4,916
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  3,724,410,000 6,620
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  832,000,000 1,204
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  1,159,000,000 1,826
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  592,000,000 722
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 241
Total Hungary (Cost
$24,018
)
15,529
INDIA 1.2%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,582
1,582
Government Bonds 0.7%
Republic of India, 6.79%, 12/26/29  202,000,000 2,406
2,406
Total India (Cost
$4,506
)
3,988
INDONESIA 8.4%
Corporate Bonds 1.3%
Standard Chartered Bank, Series emtN , CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 63,100,000,000 4,503
4,503
Government Bonds 7.1%
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  28,286,000,000 1,772
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  14,280,000,000 880
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  46,944,000,000 3,246
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  110,957,000,000 7,861
Republic of Indonesia, Series FR81, 6.50%, 6/15/25  25,500,000,000 1,662
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  27,300,000,000 1,759
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  71,572,000,000 4,725

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  33,789,000,000 2,068
23,973
Total Indonesia (Cost
$30,675
)
28,476
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  2,330,000 1,537
Total Ivory Coast (Cost
$2,265
)
1,537
MACAO 0.2%
Corporate Bonds 0.2%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,300,000 579
Total Macao (Cost
$1,306
)
579
MALAYSIA 5.0%
Government Bonds 5.0%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  28,315,000 5,235
Government of Malaysia, Series 0311, 4.392%, 4/15/26  3,800,000 830
Government of Malaysia, Series 0411, 4.232%, 6/30/31  23,819,000 5,029
Government of Malaysia, Series 0519, 3.757%, 5/22/40  19,425,000 3,628
Government of Malaysia, Series 0713, 4.935%, 9/30/43  10,170,000 2,172
Total Malaysia (Cost
$20,015
)
16,894
MEXICO 11.6%
Corporate Bonds 0.4%
America Movil , 5.375%, 4/4/32 (USD) (1) 1,430,000 1,233
1,233
Government Bonds 11.2%
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  1,825,000 1,531
Petroleos Mexicanos , Series 14-2, 7.47%, 11/12/26  12,010,000 505
United Mexican States, Series M, 5.75%, 3/5/26  237,600,000 10,364
United Mexican States, Series M, 7.75%, 5/29/31  88,445,000 3,901
United Mexican States, Series M, 8.00%, 9/5/24  16,600,000 791
United Mexican States, Series M 20, 7.50%, 6/3/27  173,861,800 7,913
United Mexican States, Series M 20, 8.50%, 5/31/29  48,415,000 2,267
United Mexican States, Series M 30, 8.50%, 11/18/38  240,210,000 10,768
38,040
Total Mexico (Cost
$42,433
)
39,273

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.2%
Government Bonds 0.2%
Republic of Panama, 8.875%, 9/30/27 (USD)  720,000 825
Total Panama (Cost
$850
)
825
PERU 4.2%
Government Bonds 4.2%
Republic of Peru, 6.15%, 8/12/32  21,845,000 4,530
Republic of Peru, 6.35%, 8/12/28 (1) 11,669,000 2,666
Republic of Peru, 6.35%, 8/12/28  16,700,000 3,816
Republic of Peru, 6.90%, 8/12/37  6,504,000 1,359
Republic of Peru, 8.20%, 8/12/26  7,900,000 2,054
Total Peru (Cost
$18,496
)
14,425
PHILIPPINES 0.3%
Government Bonds 0.3%
Republic of Philippines, Series 1065, 2.875%, 7/9/30  76,200,000 988
Total Philippines (Cost
$1,507
)
988
POLAND 2.0%
Government Bonds 2.0%
Republic of Poland, Series 0727, 2.50%, 7/25/27  38,980,000 6,360
Republic of Poland, Series 1029, 2.75%, 10/25/29  3,410,000 521
Total Poland (Cost
$7,939
)
6,881
ROMANIA 4.9%
Government Bonds 4.9%
Republic of Romania, 2.00%, 4/14/33 (EUR) (1) 1,570,000 916
Republic of Romania, Series 10Y, 4.75%, 2/24/25  21,775,000 3,972
Republic of Romania, Series 10Y, 5.00%, 2/12/29  48,995,000 8,025
Republic of Romania, Series 4.3Y, 4.40%, 9/25/23  14,875,000 2,858
Republic of Romania, Series 8Y, 4.15%, 1/26/28  4,530,000 732
Total Romania (Cost
$20,655
)
16,503
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,163,000 1,632
Total Senegal (Cost
$2,003
)
1,632

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  185,990,000 1,219
Total Serbia (Cost
$1,953
)
1,219
SOUTH AFRICA 9.9%
Government Bonds 9.9%
Republic of South Africa, Series R186, 10.50%, 12/21/26  20,000,000 1,144
Republic of South Africa, Series R213, 7.00%, 2/28/31  243,228,000 10,399
Republic of South Africa, Series 2032, 8.25%, 3/31/32  50,876,000 2,314
Republic of South Africa, Series 2033, Inflation-Indexed, 1.875%,
2/28/33  17,048,688 745
Republic of South Africa, Series 2035, 8.875%, 2/28/35  230,890,000 10,437
Republic of South Africa, Series 2044, 8.75%, 1/31/44  122,820,000 5,149
Republic of South Africa, Series 2048, 8.75%, 2/28/48  78,294,000 3,271
Total South Africa (Cost
$42,483
)
33,459
SUPRANATIONAL 1.5%
Government Bonds 1.5%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,563
International Bank for Reconstruction & Development, 4.90%,
2/12/26 (INR)  90,700,000 1,022
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,363
Total Supranational (Cost
$5,604
)
4,948
THAILAND 4.8%
Government Bonds 4.8%
Kingdom of Thailand, 1.00%, 6/17/27  77,000,000 1,897
Kingdom of Thailand, 1.585%, 12/17/35  285,865,000 5,984
Kingdom of Thailand, 2.00%, 6/17/42  60,000,000 1,160
Kingdom of Thailand, 3.40%, 6/17/36  25,213,000 642
Kingdom of Thailand, 3.65%, 6/20/31  123,110,000 3,391
Kingdom of Thailand, 3.775%, 6/25/32  30,000,000 836
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  89,987,544 2,373
Total Thailand (Cost
$21,349
)
16,283

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UKRAINE 0.9%
Government Bonds 0.9%
Government of Ukraine, 9.84%, 2/15/23  30,000,000 703
Government of Ukraine, 11.67%, 11/22/23  130,100,000 2,368
Total Ukraine (Cost
$6,061
)
3,071
UNITED ARAB EMIRATES 0.3%
Government Bonds 0.3%
United Arab Emirates, 2.00%, 10/19/31 (USD)  1,450,000 1,166
Total United Arab Emirates (Cost
$1,239
)
1,166
UNITED STATES 6.5%
U.S. Treasury Obligations 6.5%
U.S. Treasury Notes, 0.125%, 1/31/23  15,500,000 15,316
U.S. Treasury Notes, 2.875%, 9/30/23  6,800,000 6,711
Total United States (Cost
$22,084
)
22,027
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 8.25%, 5/21/31  26,000,000 522
Republic of Uruguay, 8.50%, 3/15/28 (1) 14,500,000 309
Total Uruguay (Cost
$1,055
)
831
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 8,519,174 8,519
8,519
U.S. Treasury Obligations 1.4%
U.S. Treasury Bills, 0.81%, 1/26/23 (6) 5,000,000 4,946
4,946
Total Short-Term Investments (Cost $13,496) 13,465

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD Put / BRL Call,
9/30/22 @ 5.00 (2) 1 3,645 —
Total Options Purchased (Cost $48) —
Total Investments in Securities 96.7%
(Cost $394,211) $ 328,361
Other Assets Less Liabilities 3.3% 11,064
Net Assets 100.0% $ 339,425
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$12,695 and represents 3.7% of net assets.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$187 and represents 0.1% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CLN Credit-Linked Note
CLP Chilean Peso

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
South Africa (0.1)%
Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 (USD) * 1,900 (197) (175) (22)
Total South Africa (175) (22)
Total Bilateral Credit Default Swaps, Protection Sold (175) (22)
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.840% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 7/1/24 11,000 (44) — (44)
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 36 — 36
Total Brazil — (8)
Total Bilateral Interest Rate Swaps — (8)
Total Bilateral Swaps (175) (30)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.2%
Brazil 0.1%
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/26
(USD) * 915 53 49 4
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27
(USD) * 1,850 137 120 17

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27
(USD) * 880 79 68 11
Total Brazil 32
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) * 1,900 198 149 49
Total South Africa 49
United States 0.1%
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 * 2,550 253 264 (11)
Total United States (11)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 70
Interest Rate Swaps (0.1)%
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.445% Quarterly, Receive Variable
1.685% (7 Day Interbank Repo) Quarterly,
2/24/27 * 16,000 2 — 2
5 Year Interest Rate Swap, Receive Fixed
2.445% Quarterly, Pay Variable 1.550% (7
Day Interbank Repo) Quarterly, 7/26/27 * 12,900 (3) 1 (4)
5 Year Interest Rate Swap, Receive Fixed
2.510% Quarterly, Pay Variable 2.060% (7
Day Interbank Repo) Quarterly, 6/24/27 * 6,000 — — —
5 Year Interest Rate Swap, Receive Fixed
2.530% Quarterly, Pay Variable 1.790% (7
Day Interbank Repo) Quarterly, 6/28/27 * 11,000 — — —
Total China (2)
Hungary (0.1)%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 13.670%
(6M HUF BUBOR) Semi-Annually,
3/18/27 * 320,000 (103) — (103)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 12.180%
(6M HUF BUBOR) Semi-Annually,
7/27/27 * 1,100,000 (138) — (138)
Total Hungary (241)
India 0.1%
5 Year Interest Rate Swap, Pay Fixed
6.348% Semi-Annually, Receive Variable
6.170% (INR MIBOR) Semi-Annually,
8/10/27 * 222,000 66 — 66
5 Year Interest Rate Swap, Pay Fixed
6.503% Semi-Annually, Receive Variable
6.170% (INR MIBOR) Semi-Annually,
9/16/27 * 238,000 53 1 52
5 Year Interest Rate Swap, Pay Fixed
6.640% Semi-Annually, Receive Variable
6.170% (INR MIBOR) Semi-Annually,
5/3/27 * 67,000 9 — 9
5 Year Interest Rate Swap, Pay Fixed
7.022% Semi-Annually, Receive Variable
6.170% (INR MIBOR) Semi-Annually,
6/23/27 * 207,800 (12) — (12)
Total India 115
Mexico (0.1)%
5 Year Interest Rate Swap, Pay Fixed
8.850% 28 Days, Receive Variable 8.990%
(MXIBTIIE) 28 Days, 7/1/27 * 61,000 52 — 52
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 6.500%
(MXIBTIIE) 28 Days, 12/3/24 * 27,500 (95) — (95)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 6.500%
(MXIBTIIE) 28 Days, 9/13/24 * 56,500 (181) 1 (182)
Total Mexico (225)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Poland (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.530% Annually, Pay Variable 7.390% (6M
PLN WIBOR) Semi-Annually, 7/7/27 * 13,600 (63) — (63)
Total Poland (63)
Total Centrally Cleared Interest Rate Swaps (416)
Total Centrally Cleared Swaps (346)
Net payments (receipts) of variation margin to date 335
Variation margin receivable (payable) on centrally cleared swaps $ (11)
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/7/22 IDR 759,125 USD 51 $ (1)
Bank of America 10/14/22 CZK 74,938 USD 3,071 (89)
Bank of America 10/14/22 HUF 1,828,556 USD 4,613 (394)
Bank of America 10/14/22 RON 8,966 USD 1,791 (19)
Bank of America 10/14/22 USD 3,489 CZK 85,260 96
Bank of America 10/14/22 USD 10,844 RON 53,491 271
Bank of America 10/14/22 ZAR 22,900 USD 1,317 (54)
Bank of America 10/21/22 USD 1,739 JPY 252,897 (12)
Bank of America 11/18/22 PLN 15,257 USD 3,236 (182)
Bank of America 11/25/22 EUR 1,194 USD 1,194 (20)
Bank of America 12/9/22 USD 1,624 THB 58,649 62
Barclays Bank 10/7/22 CLP 844,458 USD 910 (38)
Barclays Bank 10/7/22 INR 189,602 USD 2,350 (22)
Barclays Bank 10/7/22 USD 3,523 IDR 53,040,511 46
Barclays Bank 10/7/22 USD 5,204 TWD 152,155 414
Barclays Bank 10/14/22 RON 19,821 USD 4,008 (90)
Barclays Bank 10/14/22 USD 4,284 RON 20,760 180
Barclays Bank 10/14/22 USD 3,387 ZAR 55,107 347
Barclays Bank 10/14/22 ZAR 30,072 USD 1,779 (119)
Barclays Bank 10/21/22 USD 1,740 JPY 249,553 12
Barclays Bank 11/18/22 TRY 24,230 USD 1,268 (44)
Barclays Bank 11/18/22 USD 1,380 PLN 6,560 67
Barclays Bank 12/2/22 BRL 658 USD 126 (6)
Barclays Bank 12/9/22 PHP 49,097 USD 856 (26)
Barclays Bank 12/9/22 THB 65,225 USD 1,785 (48)
Barclays Bank 1/19/23 IDR 81,548,441 USD 5,312 (14)
BNP Paribas 10/7/22 CLP 1,688,917 USD 1,798 (55)
BNP Paribas 10/7/22 PEN 15,022 USD 3,847 (80)
BNP Paribas 10/7/22 USD 423 CLP 383,805 27
BNP Paribas 10/7/22 USD 776 PEN 3,074 5
BNP Paribas 10/14/22 HUF 1,267,474 USD 3,096 (172)
BNP Paribas 10/14/22 USD 1,778 CZK 43,766 36
BNP Paribas 10/14/22 USD 523 MXN 10,561 —
BNP Paribas 10/14/22 USD 925 MXN 18,930 (13)
BNP Paribas 10/14/22 ZAR 104,178 USD 6,197 (448)
BNP Paribas 10/20/22 USD 1,796 ILS 6,136 72
BNP Paribas 11/17/22 SGD 2,425 USD 1,693 (4)
BNP Paribas 11/18/22 PLN 61,604 USD 13,219 (887)
BNP Paribas 12/9/22 MYR 53,392 USD 11,968 (538)
BNP Paribas 12/9/22 USD 850 MYR 3,934 8
BNP Paribas 1/13/23 CNH 21,464 USD 2,997 17
BNP Paribas 1/19/23 CLP 1,639,449 USD 1,671 (13)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 1/19/23 USD 1,006 PEN 4,053 $ —
Canadian Imperial Bank
of Commerce 10/14/22 USD 1,768 CNH 11,973 90
Canadian Imperial Bank
of Commerce 11/17/22 USD 889 SGD 1,286 (7)
Citibank 10/7/22 IDR 23,109,728 USD 1,541 (26)
Citibank 10/7/22 INR 158,411 USD 1,933 12
Citibank 10/7/22 USD 1,934 IDR 29,165,408 22
Citibank 10/7/22 USD 754 INR 59,496 23
Citibank 10/14/22 CZK 7,102 USD 283 —
Citibank 10/14/22 USD 3,541 CNH 25,606 (46)
Citibank 10/14/22 USD 454 HUF 188,444 19
Citibank 10/14/22 USD 797 MXN 16,059 2
Citibank 10/14/22 USD 666 MXN 14,007 (28)
Citibank 10/20/22 ILS 20,984 USD 6,107 (212)
Citibank 10/26/22 EGP 30,395 USD 1,537 (54)
Citibank 10/26/22 USD 682 EGP 13,641 17
Citibank 10/26/22 USD 835 EGP 17,691 (28)
Citibank 11/25/22 EUR 528 USD 519 —
Citibank 12/2/22 USD 2,619 BRL 14,208 23
Citibank 12/16/22 RSD 25,189 USD 209 1
Citibank 12/16/22 USD 6,523 RSD 769,582 103
Citibank 1/13/23 CNH 25,606 USD 3,551 45
Citibank 1/19/23 ILS 3,294 USD 949 (17)
Citibank 1/19/23 USD 4,463 ILS 15,353 117
Citibank 1/19/23 USD 1,912 INR 158,411 (9)
Credit Suisse 10/7/22 TWD 60,004 USD 1,970 (81)
Deutsche Bank 10/7/22 IDR 26,325,800 USD 1,748 (22)
Deutsche Bank 10/7/22 INR 132,009 USD 1,620 1
Deutsche Bank 10/7/22 TWD 7,089 USD 239 (16)
Deutsche Bank 10/7/22 USD 974 IDR 14,309,810 36
Deutsche Bank 10/20/22 USD 1,746 ILS 5,836 107
Deutsche Bank 11/18/22 USD 2,658 PLN 12,838 88
Deutsche Bank 11/18/22 USD 945 TRY 18,418 14
Deutsche Bank 11/25/22 USD 773 EUR 766 19
Deutsche Bank 12/2/22 USD 169 BRL 926 —
Deutsche Bank 12/9/22 USD 2,727 MYR 12,249 105
Deutsche Bank 1/19/23 TWD 65,017 USD 2,056 (4)
Deutsche Bank 1/19/23 USD 1,605 INR 132,009 4
Goldman Sachs 10/7/22 INR 135,969 USD 1,661 9
Goldman Sachs 10/7/22 TWD 331,459 USD 10,403 31
Goldman Sachs 10/7/22 USD 1,898 IDR 28,179,797 50

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 10/7/22 USD 832 INR 66,038 $ 21
Goldman Sachs 10/7/22 USD 6,730 TWD 197,233 522
Goldman Sachs 10/14/22 CNH 24,412 USD 3,641 (221)
Goldman Sachs 10/14/22 USD 869 MXN 17,881 (17)
Goldman Sachs 10/20/22 USD 2,723 ILS 9,012 192
Goldman Sachs 12/2/22 BRL 9,736 USD 1,834 (55)
Goldman Sachs 12/9/22 COP 3,533,702 USD 781 (24)
Goldman Sachs 12/9/22 THB 65,990 USD 1,754 4
Goldman Sachs 12/9/22 THB 237,188 USD 6,539 (221)
Goldman Sachs 12/9/22 USD 1,044 THB 39,916 (19)
Goldman Sachs 1/19/23 USD 1,643 INR 135,969 (6)
Goldman Sachs 1/19/23 USD 7,694 TWD 243,771 2
Goldman Sachs 1/19/23 USD 2,764 TWD 87,688 (3)
HSBC Bank 10/7/22 TWD 24,228 USD 785 (22)
HSBC Bank 10/7/22 USD 205 IDR 3,074,563 3
HSBC Bank 10/7/22 USD 1,072 INR 85,452 23
HSBC Bank 10/14/22 CNH 51,793 USD 7,733 (477)
HSBC Bank 10/14/22 USD 2,446 CNH 17,597 (20)
HSBC Bank 10/14/22 USD 1,546 HUF 628,667 96
HSBC Bank 10/14/22 USD 1,258 MXN 25,285 6
HSBC Bank 10/21/22 USD 1,647 JPY 228,550 65
HSBC Bank 11/25/22 USD 3,090 EUR 2,990 148
HSBC Bank 12/9/22 MYR 18,440 USD 4,122 (174)
HSBC Bank 12/9/22 THB 151,732 USD 4,150 (108)
HSBC Bank 1/13/23 CNH 17,597 USD 2,452 19
HSBC Bank 1/19/23 USD 576 IDR 8,835,767 2
JPMorgan Chase 10/7/22 INR 23,432 USD 294 (6)
JPMorgan Chase 10/7/22 PEN 5,913 USD 1,506 (23)
JPMorgan Chase 10/7/22 USD 637 CLP 573,585 45
JPMorgan Chase 10/7/22 USD 250 IDR 3,721,866 6
JPMorgan Chase 10/7/22 USD 570 TWD 17,062 33
JPMorgan Chase 10/14/22 CNH 11,888 USD 1,754 (88)
JPMorgan Chase 10/14/22 CZK 46,826 USD 1,831 32
JPMorgan Chase 10/14/22 CZK 42,940 USD 1,744 (35)
JPMorgan Chase 10/14/22 HUF 173,138 USD 430 (31)
JPMorgan Chase 10/14/22 RON 6,119 USD 1,261 (51)
JPMorgan Chase 10/14/22 TRY 29,128 USD 1,501 42
JPMorgan Chase 10/14/22 USD 1,162 CNH 7,850 62
JPMorgan Chase 10/14/22 USD 1,100 CNH 7,951 (14)
JPMorgan Chase 10/14/22 USD 3,943 HUF 1,659,464 115
JPMorgan Chase 10/14/22 USD 1,052 MXN 21,141 5
JPMorgan Chase 10/14/22 USD 2,057 MXN 43,332 (89)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/14/22 USD 332 RON 1,609 $ 14
JPMorgan Chase 10/14/22 USD 1,493 TRY 29,127 (50)
JPMorgan Chase 10/14/22 USD 266 ZAR 4,393 23
JPMorgan Chase 10/14/22 ZAR 32,148 USD 1,870 (97)
JPMorgan Chase 10/21/22 USD 1,785 JPY 236,605 147
JPMorgan Chase 10/26/22 EGP 10,742 USD 535 (11)
JPMorgan Chase 11/17/22 SGD 3,734 USD 2,639 (38)
JPMorgan Chase 11/18/22 PLN 4,782 USD 1,012 (55)
JPMorgan Chase 11/18/22 USD 1,879 PLN 9,546 (32)
JPMorgan Chase 11/25/22 EUR 1,502 USD 1,496 (18)
JPMorgan Chase 11/25/22 USD 574 EUR 560 23
JPMorgan Chase 12/2/22 BRL 3,677 USD 697 (25)
JPMorgan Chase 12/2/22 USD 1,499 BRL 7,937 48
JPMorgan Chase 12/9/22 COP 4,242,277 USD 953 (44)
JPMorgan Chase 12/9/22 USD 1,203 PHP 68,265 49
JPMorgan Chase 12/9/22 USD 209 THB 7,591 7
JPMorgan Chase 1/13/23 CNH 7,951 USD 1,103 14
Morgan Stanley 10/7/22 CLP 924,678 USD 972 (18)
Morgan Stanley 10/7/22 IDR 31,072,421 USD 2,084 (46)
Morgan Stanley 10/7/22 USD 3,281 CLP 3,012,637 172
Morgan Stanley 10/7/22 USD 1,719 PEN 6,706 37
Morgan Stanley 10/7/22 USD 1,797 TWD 56,330 24
Morgan Stanley 10/14/22 CZK 23,104 USD 917 2
Morgan Stanley 10/14/22 MXN 39,673 USD 1,905 60
Morgan Stanley 10/14/22 MXN 6,793 USD 338 (2)
Morgan Stanley 10/14/22 USD 6,213 ZAR 106,325 346
Morgan Stanley 10/21/22 JPY 485,445 USD 3,602 (242)
Morgan Stanley 11/18/22 PLN 9,496 USD 1,897 4
Morgan Stanley 11/18/22 PLN 24,767 USD 5,202 (244)
Morgan Stanley 11/18/22 USD 1,626 PLN 8,159 (8)
Morgan Stanley 12/2/22 BRL 648 USD 123 (5)
Morgan Stanley 12/9/22 USD 1,864 PHP 107,045 53
NatWest 11/25/22 EUR 574 USD 588 (24)
RBC Dominion Securities 10/7/22 CLP 2,232,696 USD 2,438 (134)
Societe Generale 10/14/22 RON 10,658 USD 2,124 (17)
Standard Chartered 10/7/22 USD 4,665 INR 372,858 88
Standard Chartered 11/25/22 EUR 861 USD 863 (15)
Standard Chartered 12/9/22 MYR 21,072 USD 4,707 (196)
Standard Chartered 12/9/22 USD 286 THB 10,744 —
Standard Chartered 1/19/23 USD 280 INR 23,076 —
State Street 10/7/22 USD 1,926 IDR 29,189,507 12
State Street 10/14/22 CZK 139,667 USD 5,625 (69)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/14/22 MXN 152,770 USD 7,334 $ 232
State Street 10/14/22 ZAR 34,189 USD 1,989 (102)
State Street 10/21/22 JPY 229,263 USD 1,715 (128)
State Street 11/25/22 USD 4,251 EUR 4,150 168
UBS Investment Bank 10/7/22 CLP 3,221,478 USD 3,473 (148)
UBS Investment Bank 10/7/22 IDR 163,873,461 USD 11,018 (274)
UBS Investment Bank 10/7/22 USD 5,291 CLP 4,942,200 191
UBS Investment Bank 10/7/22 USD 5,586 IDR 84,459,072 48
UBS Investment Bank 10/7/22 USD 698 INR 55,579 16
UBS Investment Bank 10/7/22 USD 7,063 PEN 27,232 234
UBS Investment Bank 10/14/22 CZK 195,342 USD 8,059 (287)
UBS Investment Bank 10/14/22 USD 2,529 CNH 17,117 131
UBS Investment Bank 10/14/22 USD 1,846 HUF 726,263 170
UBS Investment Bank 10/14/22 USD 3,068 MXN 61,469 24
UBS Investment Bank 10/14/22 USD 3,226 MXN 66,031 (44)
UBS Investment Bank 10/14/22 USD 1,849 RON 8,942 81
UBS Investment Bank 10/14/22 USD 2,390 ZAR 41,963 75
UBS Investment Bank 10/26/22 EGP 40,510 USD 2,035 (59)
UBS Investment Bank 11/25/22 USD 6,167 EUR 5,966 298
UBS Investment Bank 12/2/22 BRL 658 USD 127 (6)
UBS Investment Bank 12/9/22 COP 4,361,004 USD 959 (25)
UBS Investment Bank 12/9/22 THB 389,656 USD 10,947 (567)
UBS Investment Bank 12/9/22 USD 2,148 PHP 121,889 87
Wells Fargo 12/9/22 USD 1,131 COP 5,262,233 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,749)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 42 Euro BUND contracts 12/22 (5,701) $ 184
Short, 35 Mini ten year JGB contracts 12/22 (3,593) (14)
Short, 50 U.S. Treasury Long Bond contracts 12/22 (6,320) 133
Long, 52 U.S. Treasury Notes five year contracts 12/22 5,590 35
Long, 10 U.S. Treasury Notes ten year contracts 12/22 1,121 (45)
Short, 13 Ultra U.S. Treasury Notes ten year contracts 12/22 (1,540) 48
Net payments (receipts) of variation margin to date (394)
Variation margin receivable (payable) on open futures contracts $ (53)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 75+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 17,543  ¤  ¤ $ 8,519^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $75 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,519.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 314,709 $ — $ 314,709
Private Investment Company
2
— — — 187
Short-Term Investments 8,519 4,946 — 13,465
Total Securities 8,519 319,655 — 328,361
Swaps* — 298 — 298
Forward Currency Exchange
Contracts — 6,923 — 6,923
Futures Contracts* 400 — — 400
Total $ 8,919 $ 326,876 $ — $ 335,982
Liabilities
Swaps* $ — $ 849 $ — $ 849
Forward Currency Exchange
Contracts — 8,672 — 8,672
Futures Contracts* 59 — — 59
Total $ 59 $ 9,521 $ — $ 9,580
1
Includes Corporate Bonds, Government Bonds and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F192-054Q3 09/22